Eaton Vance

International Small-Cap Fund

August 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.0%

Security	Shares	Value
Australia — 5.7%
Bapcor, Ltd.	73,471	$388,056
BlueScope Steel, Ltd.	13,264	242,497
carsales.com, Ltd.	39,524	721,538
Dexus	45,755	356,066
Evolution Mining, Ltd.	58,308	166,368
IGO, Ltd.	42,522	297,094
Northern Star Resources, Ltd.	39,111	278,233
OZ Minerals, Ltd.	19,380	331,182
Regis Resources, Ltd.	127,444	229,605
Steadfast Group, Ltd.	165,740	602,500
Westgold Resources, Ltd.(1)	137,557	177,556
WiseTech Global, Ltd.	23,726	833,995

		$4,624,690

Austria — 1.7%
ams AG(1)	30,265	$615,762
BAWAG Group AG(2)	12,982	778,021

		$1,393,783

Belgium — 2.6%
KBC Ancora	14,986	$715,166
VGP NV	3,735	891,418
Xior Student Housing N.V.	8,649	531,039

		$2,137,623

Canada — 8.9%
ARC Resources, Ltd.	71,174	$508,285
ATS Automation Tooling Systems, Inc(1)	30,368	1,098,076
BRP, Inc.	7,318	613,154
CAE, Inc.(1)	22,089	637,817
Granite Real Estate Investment Trust	10,751	776,127
Keyera Corp.	13,621	327,988
Killam Apartment Real Estate Investment Trust	48,216	822,040
Kirkland Lake Gold, Ltd.	5,910	235,669
Lundin Mining Corp.	15,970	129,112
Pan American Silver Corp.	7,390	191,889
Peyto Exploration & Development Corp.	117,951	626,380
Quebecor, Inc., Class B	29,389	733,298
TMX Group, Ltd.	4,985	548,423

		$7,248,258

Denmark — 0.9%
Topdanmark A/S	13,383	$704,516

		$704,516

Security	Shares	Value
France — 0.5%
Rubis SCA	9,958	$386,293

		$386,293

Germany — 2.8%
Jenoptik AG	18,242	$659,256
LEG Immobilien SE	4,462	711,725
Norma Group SE	18,059	911,069

		$2,282,050

Ireland — 0.7%
Irish Residential Properties REIT PLC	308,427	$558,784

		$558,784

Italy — 6.2%
Amplifon SpA	14,820	$775,195
BFF Bank SpA(2)	69,641	636,270
DiaSorin SpA	2,903	662,315
FinecoBank Banca Fineco SpA(1)	19,178	353,298
Interpump Group SpA	16,292	1,157,890
MARR SpA(1)	35,607	862,734
Moncler SpA	9,063	580,307

		$5,028,009

Japan — 22.9%
Asahi Co., Ltd.	19,879	$241,243
Asahi Intecc Co., Ltd.	24,592	744,060
Chiba Bank, Ltd. (The)	61,719	385,293
en Japan, Inc.	21,988	742,731
FP Corp.	20,873	799,277
Fukuoka Financial Group, Inc.	23,063	425,802
Itochu Techno-Solutions Corp.	25,750	795,598
J. Front Retailing Co., Ltd.	68,569	591,754
K’s Holdings Corp.	46,009	502,911
Kewpie Corp.	24,863	612,226
Kose Corp.	3,201	386,308
Kuraray Co., Ltd.	66,584	625,905
Kyoritsu Maintenance Co., Ltd.	16,148	533,571
LaSalle Logiport REIT	326	568,906
Lion Corp.	36,678	624,108
Makita Corp.	7,208	414,076
Mitsui Fudosan Logistics Park, Inc.	102	604,139
Miura Co., Ltd.	16,267	730,303
Nabtesco Corp.	20,862	824,994
Nohmi Bosai, Ltd.	40,424	784,054
Nomura Co., Ltd.	84,633	694,000
OSG Corp.	32,115	576,438
Penta-Ocean Construction Co., Ltd.	115,160	730,918
Sakata Seed Corp.	15,181	496,249
Sankyu, Inc.	17,415	810,435
Ship Healthcare Holdings, Inc.	34,887	886,331
Sumco Corp.	40,293	848,281
Tosei Corp.	68,963	728,092
Yamaha Corp.	14,976	883,001

		$18,591,004

Security	Shares	Value
Luxembourg — 0.3%
Aperam S.A.	4,131	$253,442

		$253,442

Netherlands — 5.3%
Aalberts NV	18,058	$1,127,652
BE Semiconductor Industries NV	8,038	731,435
Euronext NV(2)	9,190	1,066,449
IMCD NV	7,007	1,380,243

		$4,305,779

New Zealand — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	17,782	$414,995

		$414,995

Norway — 0.8%
SmartCraft ASA(1)	232,296	$587,804
TGS ASA	7,905	87,559

		$675,363

Portugal — 0.5%
NOS SGPS S.A.	96,362	$406,228

		$406,228

Singapore — 1.1%
Frasers Logistics & Commercial Trust	326,458	$363,576
XP Power, Ltd.	6,690	507,819

		$871,395

Spain — 1.5%
Acciona S.A.	2,272	$369,383
Inmobiliaria Colonial Socimi S.A.	74,550	806,911

		$1,176,294

Sweden — 4.6%
AddTech AB, Class B	36,927	$775,141
Boliden AB	7,158	249,910
Bravida Holding AB(2)	60,627	963,051
Indutrade AB	26,400	872,550
Lagercrantz Group AB, Class B	48,718	668,807
SSAB AB, Class B(1)	40,286	192,239

		$3,721,698

Switzerland — 4.1%
Belimo Holding AG	994	$518,337
Bossard Holding AG, Class A	1,539	517,641
Galenica AG(2)	5,145	403,040
Logitech International S.A.	5,153	527,615
PolyPeptide Group AG(1)(2)	4,697	680,551
VZ Holding AG	7,607	720,702

		$3,367,886

United Kingdom — 21.7%
Abcam PLC(1)	45,727	$970,900
Avast PLC(2)	138,723	1,140,893
Bellway PLC	6,358	308,134
Bodycote PLC	37,808	501,878
Cairn Energy PLC	102,694	272,020

Security	Shares	Value
Capital & Counties Properties PLC	241,576	$577,216
Cranswick PLC	16,026	875,128
Dechra Pharmaceuticals PLC	12,431	895,205
Diploma PLC	26,651	1,124,248
Games Workshop Group PLC	6,822	1,085,457
Greggs PLC(1)	22,292	929,901
Halma PLC	15,223	628,646
Howden Joinery Group PLC	72,002	936,594
Intermediate Capital Group PLC	20,256	612,531
JTC PLC(2)	110,878	1,160,021
Judges Scientific PLC	9,377	941,808
Naked Wines PLC(1)	29,375	339,934
Nomad Foods, Ltd.(1)	33,185	875,752
RWS Holdings PLC	128,463	1,147,289
St. James’s Place PLC	18,595	411,781
Volution Group PLC	158,444	1,146,671
Watches of Switzerland Group PLC(1)(2)	53,305	744,731

		$17,626,738

United States — 0.7%
Autoliv, Inc.	6,352	$561,453

		$561,453

Total Common Stocks (identified cost $58,200,480)		$76,336,281

Exchange-Traded Funds — 3.9%

Security	Shares	Value
Equity Funds — 3.9%
iShares MSCI EAFE Small-Cap ETF	7,575	$587,517
iShares MSCI Hong Kong ETF	33,316	858,553
iShares MSCI Singapore ETF	21,547	497,736
iShares S&P/TSX SmallCap Index ETF	20,396	315,724
Vanguard MSCI Australian Small Companies Index ETF	17,443	916,465

Total Exchange-Traded Funds (identified cost $2,805,152)		$3,175,995

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(3)	1,614,073	$1,614,073

Total Short-Term Investments (identified cost $1,614,073)		$1,614,073

Total Investments — 99.9% (identified cost $62,619,705)		$81,126,349

Other Assets, Less Liabilities — 0.1%		$119,757

Net Assets — 100.0%		$81,246,106

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2021, the aggregate value of these securities is $7,573,027 or 9.3% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2021.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	26.8%	$21,789,669
Financials	11.2	9,120,773
Information Technology	10.9	8,822,146
Real Estate	10.2	8,296,039
Consumer Discretionary	9.8	7,963,673
Health Care	7.9	6,432,592
Consumer Staples	6.3	5,072,439
Materials	5.4	4,399,978
Exchange-Traded Funds	3.9	3,175,995
Communication Services	2.3	1,861,064
Energy	2.3	1,822,232
Utilities	0.9	755,676
Short-Term Investments	2.0	1,614,073

Total Investments	99.9%	$81,126,349

The Fund did not have any open derivative instruments at August 31, 2021.

At August 31, 2021, the value of the Fund’s investment in affiliated funds was $1,614,073, which represents 2.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended August 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$338,387	$36,080,526	$(34,804,842)	$2	$—	$1,614,073	$569	1,614,073

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$24,502,084		$—	$24,502,084
Developed Europe	1,463,556	42,560,930		—	44,024,486
North America	7,809,711	—		—	7,809,711
Total Common Stocks	$9,273,267	$67,063,014	*	$—	$76,336,281
Exchange-Traded Funds	$2,259,530	$916,465		$—	$3,175,995
Short-Term Investments	—	1,614,073		—	1,614,073
Total Investments	$11,532,797	$69,593,552		$—	$81,126,349

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.